AMERICAFIRST QUANTITATIVE FUNDS

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

AmericaFirst Seasonal Trends Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Trends Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 12, 2013 (SEC Accession No. 0000910472-13-004700).